Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Cash Account Trust
--    Government Securities Portfolio
--    Money Market Portfolio
--    Tax-Exempt Portfolio
Cash Equivalent Fund
--    Government Securities Portfolio
--    Money Market Portfolio
--    Tax-Exempt Portfolio
Cash Management Fund Investment
Investors Cash Trust
--    Government Securities Portfolio
--    Treasury Portfolio
Investors Municipal Cash Fund
--    Investors Florida Municipal Cash Fund
--    Investors Michigan Municipal Cash Fund
--    Investors New Jersey Municipal Cash Fund
--    Investors Pennsylvania Municipal Cash Fund
--    Tax-Exempt New York Money Market Fund
Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Advisor Funds
--    Cash Management
--    New York Tax Free Money
--    Tax-Free Money
--    Treasury Money
Scudder Advisor Funds III
--    Money Market
Scudder Balanced Fund
Scudder California Tax-Free Income Fund
Scudder Capital Growth Fund
Scudder Cash Investment Trust
Scudder Cash Management Portfolio
Scudder Cash Reserves Fund
Scudder Contrarian Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder Dreman-Small Cap Value Fund
Scudder Development Fund
Scudder Dynamic Growth Fund
Scudder EAFE Equity Index Fund
Scudder Emerging Markets Debt Fund
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder Equity 500 Index Fund
Scudder European Equity Fund
Scudder Flag Investors Communications Fund
Scudder Flag Investors Equity Partners Fund
Scudder Flag Investors Value Builder Fund
Scudder Florida Tax-Free Income Fund
Scudder Focus Value Plus Growth Fund
Scudder Global Biotechnology Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder GNMA Fund
Scudder Gold and Precious Metals Fund
Scudder Greater Europe Growth Fund
Scudder Growth Fund
Scudder Health Care Fund
Scudder High Income Opportunity Fund
Scudder High Yield Tax-Free Fund
Scudder Income Fund
Scudder Institutional Funds
--    Cash Management Fund
--    Cash Reserves Fund
--    Scudder International Equity Fund
--    Scudder Equity 500 Index Fund
--    Liquid Assets Fund
--    Daily Assets Fund
--    Treasury Money Fund
--    Treasury and Agency Fund
Scudder Intermediate Tax/AMT Free Fund
Scudder International Equity Fund
Scudder International Fund
Scudder International Select Equity Fund
Scudder Japanese Equity Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Lifecycle Long Range Fund
Scudder Lifecycle Mid Range Fund
Scudder Lifecycle Short Range Fund
Scudder Managed Municipal Bond Fund
Scudder Massachusetts Tax-Free Fund
Scudder Money Market Funds
--    Scudder Government Money Fund
--    Scudder Money Market Fund
--    Scudder Tax-Exempt Money Fund
Scudder Money Market Series
Scudder Municipal Bond Fund
Scudder New Europe Fund
Scudder New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund
Scudder Pathway Series: Conservative Portfolio
Scudder Pathway Series: Growth Portfolio
Scudder Pathway Series: Moderate Portfolio
Scudder Retirement Fund -- Series V
Scudder Retirement Fund -- Series VI
Scudder Retirement Fund -- Series VII
Scudder RREEF Real Estate Securities Fund
Scudder S&P 500 Index Fund
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder Short-Term Bond Fund
Scudder Short-Term Municipal Bond Fund
Scudder Small Cap Index Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Scudder Strategic Growth Fund
Scudder Target 2010 Fund
Scudder Target 2011 Fund
Scudder Target 2012 Fund
Scudder Target 2013 Fund
Scudder Tax Advantaged Dividend Fund
Scudder Tax Free Money Fund
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Top 50 US Fund
Scudder Total Return Bond Fund
Scudder Total Return Fund
Scudder Treasury Money Portfolio
Scudder US Bond Index Fund
Scudder US Treasury Money Fund
Scudder Worldwide 2004 Fund
Scudder Yieldwise Funds
--    Scudder Yieldwise Government Money Fund
--    Scudder Yieldwise Money Fund
--    Scudder Yieldwise Municipal Money Fund
Tax Free Money Fund Investment
Treasury Money Fund Investment
Scudder Investments VIT Funds
--    Scudder EAFE Equity Index Fund
--    Scudder Equity Index 500 Fund
--    Scudder Global Biotechnology Fund
--    Scudder Real Estate Securities Portfolio
--    Scudder Small Cap Index Fund
Scudder Variable Series I
--    Scudder Bond Portfolio
--    Scudder Balanced Portfolio
--    Scudder Growth and Income Portfolio
--    Scudder Capital Growth Portfolio
--    Scudder 21st Century Growth Portfolio
--    Scudder Global Discovery Portfolio
--    Scudder International Portfolio
--    Scudder Health Sciences Portfolio
--    Money Market Portfolio
Scudder Variable Series II
--    Scudder Aggressive Growth Portfolio
--    Scudder Blue Chip Portfolio
--    Scudder Contrarian Value Portfolio
--    SVS Davis Venture Value Portfolio
--    SVS Dreman Financial Services Portfolio
--    SVS Dreman High Return Equity Portfolio
--    SVS Dreman Small Cap Value Portfolio
--    SVS Eagle Focused Large Cap Growth Portfolio
--    SVS Focus Value+Growth Portfolio
--    SVS Index 500 Portfolio
--    SVS Invesco Dynamic Growth Portfolio
--    SVS Janus Growth and Income Portfolio
--    SVS Janus Growth Opportunities Portfolio
--    SVS MFS Strategic Value Portfolio
--    SVS Turner Mid Cap Growth Portfolio
--    SVS Oak Strategic Equity Portfolio
--    Scudder Fixed Income Portfolio
--    Scudder Global Blue Chip Portfolio
--    Scudder Government Securities Portfolio
--    Scudder Growth Portfolio
--    Scudder High Income Portfolio
--    Scudder International Select Equity Portfolio
--    Scudder Money Market Portfolio
--    Scudder Small Cap Growth Portfolio
--    Scudder Strategic Income Portfolio
--    Scudder Technology Growth Portfolio
--    Scudder Total Return Portfolio

The following information is added to or amends each Fund's Statement of Additional Information:

                             PROXY VOTING GUIDELINES

The Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





February 6, 2004